Stockholders' Equity - Schedule of Common Stock Warrant Activity (Details) - $ / shares			6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options were exercisable		4,500,000		4,500,000
Beginning Balance Weighted Average Exercise Price			$ 2.92	$ 2.45	$ 1.9
Ending balance Weighted Average Exercise Price	$ 3.25	$ 2.92	$ 3.25	$ 2.92	$ 2.45	$ 1.9
Weighted Average Remaining Term (Years)			6 years 11 months 8 days	6 years 8 months 1 day	7 years 7 months 9 days	8 years 1 month 28 days
Number of Shares Underlying Warrants, Beginning Balance			661,882	359,351
Number of Shares Underlying Warrants, Ending Balance	1,264,143	661,882	1,264,143	661,882	359,351
Weighted Average Exercise Price, Beginning Balance			$ 9.93	$ 10.01
Weighted Average Grant Date Fair Value, Ending Balance	$ 6.82	$ 9.93	6.82	9.93	10.01
Weighted Average Exercise Price, Granted			$ 5.37	$ 9.93	$ 10
Shares outstanding, granted			876,400	493,560	390,686
Common Stock Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning Balance			2,033,467
Ending Balance	2,033,467	2,033,467	2,033,467	2,033,467
Stock options were exercisable	2,033,467		2,033,467
Beginning Balance Weighted Average Exercise Price			$ 2.27
Ending balance Weighted Average Exercise Price	$ 2.27	$ 2.27	2.27	$ 2.27
Exercisable, Weighted Average Exercise Price	$ 2.27		$ 2.27
Weighted Average Remaining Term (Years)	2 years 2 months 19 days	2 years 8 months 19 days
Weighted Average Remaining Term exercisable	2 years 2 months 19 days
Number of Shares Underlying Warrants, Beginning Balance			2,033,467	2,060,134	2,035,135
Number of Shares Underlying Warrants, Ending Balance		2,033,467		2,033,467	2,060,134	2,035,135
Weighted Average Exercise Price, Beginning Balance			$ 2.27	$ 2.28	$ 1.96
Weighted Average Grant Date Fair Value, Ending Balance		$ 2.27		$ 2.27	$ 2.28	$ 1.96
Weighted Average Remaining Term (Years), Beginning Balance				2 years 8 months 19 days	3 years 8 months 15 days	4 years 3 months 10 days
Weighted Average Remaining Term (Years), Ending Balance				2 years 8 months 19 days	3 years 8 months 15 days	4 years 3 months 10 days
Weighted Average Exercise Price, Granted					$ 2.28
Shares outstanding, granted					200,000
Number of Shares Underlying Warrants, Exercises				(26,667)	(175,001)
Weighted Average Exercise Price, Exercises				$ 1.81	$ 2